Commitment and Contingencies	6 Months Ended
Jun. 30, 2018
Commitment and Contingencies [Abstract]
Commitment and contingencies:

15.Commitment and contingencies:

15.1Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business.

The Company has obtained hull and machinery insurance for the assessed market value of the Company’s fleet and protection and indemnity insurance. However, such insurance coverage may not provide sufficient funds to protect the Company from all liabilities that could result from its operations in all situations. Risks against which the Company may not be fully insured or insurable include environmental liabilities, which may result from a blow-out or similar accident, or liabilities resulting from reservoir damage alleged to have been caused by the negligence of the Company.

As part of the normal course of operations, the Company’s customers may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

HPOR Servicos De Consultaria Ltda (“HPOR”) on September 1, 2016 commenced London arbitration references against, among others, the Company, seeking payment of certain commissions that HPOR is alleging were due by, amongst others, the Company for certain agency and marketing services provided for the Ocean Rig Mykonos and the Ocean Rig Corcovado drilling units. The Company is disputing such allegations and has counterclaimed repayment of the commission already paid to HPOR.

On March 7, 2018, the Tribunal issued awards in each of the references disallowing HPOR’s claims and allowing the counterclaims brought by the Company. HPOR has since filed an application with the Court of Appeals in the U.K. for leave to appeal the arbitration awards, which the Court of Appeals has given permission for. A hearing of HPOR’s appeal has been listed for October 31, 2018.

On July 4, 2017, the Company announced that it and Mr. Economou had been named as defendants in a lawsuit filed in the High Court of the Republic of the Marshall Islands (Civil Action No. 2017-131) by Michael Sammons alleging, in relevant part, breaches of fiduciary duty, unjust enrichment, and conflict of interest. The plaintiff sought, among other things, a temporary restraining order and preliminary injunction to suspend any further issuances of new shares of common stock by the Company at a price per share below the price specified by the plaintiff in the complaint, as well as certain other compensatory and punitive damages specified in the complaint.

On July 24, 2017, the High Court of the Marshall Islands issued an order denying plaintiff’s motion for a preliminary injunction.

On August 10, 2017, the plaintiff filed a first amended complaint that added a new plaintiff, and was styled as a direct action only, alleging three new counts for breach of fiduciary duties and constructive fraud, and removing certain of the counts asserted in the original complaint. The plaintiffs requested to proceed pro se and on August 16, 2017, the Court granted a motion to withdraw filed by plaintiffs’ counsel. On August 22, 2017, now acting pro se, plaintiffs filed a motion for leave to file a second amended complaint, making certain changes to the allegations of the first amended complaint and propounding an additional count for breach of fiduciary duties. The Company and Mr. Economou subsequently filed motions to dismiss the second amended complaint. At the oral argument on defendants’ motions to dismiss, held on February 2, 2018, the Court announced that it was inclined to grant both motions to dismiss, and directed the parties to submit proposed orders on or before February 23, 2018. The Court stated that after receiving and reviewing all timely proposed orders, it would issue final decisions in writing. On February 26, 2018, plaintiff filed a motion for voluntary dismissal without prejudice. The Court issued acknowledgement of voluntary dismissal without prejudice on March 8, 2018. Plaintiffs filed a new action in the Western District of Texas on February 27, 2018, styled as Sammons v. Economou, No. 5:18-cv-00194 (W.D. Tex.) alleging breaches of fiduciary duty and violations of Sections 10(b) and/or 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. On April 22, 2018, plaintiffs filed a first amended complaint propounding additional allegations for constructive or common law fraud or violation of Section 9 of the Securities Exchange Act of 1934. The Company and Mr. Economou believe that the complaint is without merit and intend to contest the allegations in the Texas action.

On August 2, 2017, a purported class action complaint was filed in the United States District Court for the Eastern District of New York (No. 17-cv-04547) by Herbert Silverberg on behalf of himself and all others similarly situated against, among others, the Company and two of its executive officers. The complaint alleges that the Company and two of its executive officers violated Sections 9, 10(b) and/or 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. An amended complaint was filed by the putative lead plaintiff on June 29, 2018 in accordance with the schedule set by the Court, adding a Section 20(a) claim against one of the Company’s directors named as an additional defendant. The Company will respond to the complaint by the appropriate deadline to be set in the future, which is presently set at August 29, 2018. The Company and its management believe that the complaint is without merit and plan to vigorously defend themselves against the allegations.

On August 31, 2017, a complaint was filed in the High Court of the Republic of the Marshall Islands (Civil Action No. 2017-198) by certain Ocean Rig UDW. (“Ocean Rig”) creditors against, among others, the Company and two of its executive officers (who are currently directors) and TMS Offshore Services. The complaint purports to allege nine causes of action, including claims for avoidance and recovery of actual and/or constructive fraudulent conveyances under common law or 6 Del. Code §§ 1304(A)(1), 1305, 1307, and 1308; aiding and abetting fraudulent conveyances; and declaratory judgment under 30 MIRC § 202. The Company (and all other defendants) moved to dismiss the case on October 31, 2017 and the motion has been briefed. The Court held oral argument on June 6, 2018, and ordered the parties to submit supplemental briefs crystallizing argument made to the Court by July 17, 2018, with responses due August 14, 2018.

Oral argument is to be held on August 29, 2018, unless the Court should advise counsel by August 17, 2018 that further argument is not required. The Company is not in a position at this time to express an opinion as to the ultimate outcome of this matter, or to provide an estimate on the amount or range of any potential loss.

Ocean Rig has funded a preserved claims trust, or PCT. The PCT was established to preserve, for the benefit of scheme creditors, any causes of action held by Ocean Rig, Agon Shipping Inc. and/or Ocean Rig Investments Inc. arising from the facts and circumstances identified in the draft complaint prepared by certain of Ocean Rig’s creditors referenced above. If the trustees under the PCT determine that there is merit to any such claims, the trustees may take legal action for the benefit of all of the scheme creditors in the restructuring.

The Company received a subpoena from the SEC requesting certain documents and information from the Company in connection with offerings made by the Company between June 2016 and July 2017. The Company is providing the requested information to the SEC.

Other than the cases mentioned above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

15.2Contractual charter revenue

Future minimum contractual charter revenue, based on vessels committed to non-cancelable, long-term time contracts as of June 30, 2018, amounts to $62,267 for the twelve months ending June 30, 2019, $47,275 for the twelve months ending June 30, 2020, $47,257 for the twelve months ending June 30, 2021, $45,468 for the twelve months ending June 30, 2022 and $110,664 for the twelve months ending June 30, 2023 and after. These amounts do not include any assumed off-hire.